ORDINARY SHARES (Details Narrative)	Feb. 06, 2025	Nov. 29, 2024 $ / shares shares	Dec. 31, 2025 $ / shares shares	Dec. 31, 2024 $ / shares shares	May 10, 2016 $ / shares shares
Class of Stock [Line Items]
Non voting ordinary shares		600,000,000	600,000,000	600,000,000	30,000,000
Authorized number of ordinary shares | $ / shares					$ 0.0001
Common stock, no par value | (per share)		$ 0
Common stock voting rights		Each of the Class A ordinary share and Class B ordinary share has the right to an equal share in any dividend paid by the Company and the right to an equal share in the distribution of the surplus assets of the Company. However, each Class A ordinary share has the right to one vote on any resolution, and each Class B ordinary share has the right to twenty votes on any resolutions.
Business combination description of shares	the Company effected a share combination of its shares at a ratio of four (4) shares into one (1). The number of outstanding Class A ordinary shares were reduced from 16,256,099 Class A ordinary shares to 4,064,050 Class A ordinary shares and the number of outstanding Class B Ordinary Shares were reduced from 4,000,000 to 1,000,000 Class B ordinary shares.
Common Class A [Member]
Class of Stock [Line Items]
Non voting ordinary shares		280,000,000
Common Class B [Member]
Class of Stock [Line Items]
Non voting ordinary shares		20,000,000
Non Voting Ordinary Shares [Member]
Class of Stock [Line Items]
Non voting ordinary shares		300,000,000